Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investment, Summarized Financial Information
Equity and cost method investments

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2017	2016
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$105	$108
Cumulative share of income	1,717	1,577
Cumulative share of distributions	(1,411)	(1,276)
Total equity method investments	411	409
Cost method investments	4	4
Total investments in unconsolidated entities	$415	$413

Equity method investments, summarized financial position

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of U.S. Cellular’s equity method investments:

December 31,	2017	2016
(Dollars in millions)
Assets
Current	$668	$739
Due from affiliates	323	387
Property and other	4,804	4,615
Total assets	$5,795	$5,741

Liabilities and Equity
Current liabilities	$435	$466
Deferred credits	176	184
Long-term liabilities	199	187
Long-term capital lease obligations	1	6
Partners' capital and shareholders' equity	4,984	4,898
Total liabilities and equity	$5,795	$5,741

Equity method investments, summarized results of operations
Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Results of Operations
Revenues	$6,562	$6,747	$6,958
Operating expenses	4,965	5,047	5,226
Operating income	1,597	1,700	1,732
Other income (expense), net	(1)	(11)	(7)
Net income	$1,596	$1,689	$1,725